Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Banco Macro SA, ADR	10,650	$243,885
Globant SA(a)(b)	8,520	794,575
Grupo Financiero Galicia SA, ADR	24,282	280,700
Pampa Energia SA, ADR(a)(b)	10,650	165,821
YPF SA, ADR	44,304	414,685

		1,899,666

Australia — 4.8%
AGL Energy Ltd.	114,168	1,555,817
Alumina Ltd.	772,764	1,208,538
AMP Ltd.	935,070	1,182,137
APA Group	164,010	1,316,388
Aristocrat Leisure Ltd.	118,854	2,589,187
ASX Ltd.	36,636	2,077,788
Aurizon Holdings Ltd.	623,314	2,533,650
Australia & New Zealand Banking Group Ltd.	527,814	9,723,667
Bank of Queensland Ltd.	150,378	937,607
Bendigo & Adelaide Bank Ltd.	175,512	1,287,787
BHP Group Ltd.	562,320	13,927,404
BHP Group PLC	374,454	7,921,312
BlueScope Steel Ltd.	120,132	1,103,257
Boral Ltd.	373,176	1,293,211
Brambles Ltd.	331,002	2,729,685
CIMIC Group Ltd.	37,488	852,561
Cochlear Ltd.	9,798	1,427,965
Coles Group Ltd.	217,580	2,247,027
Commonwealth Bank of Australia	328,020	17,776,326
Computershare Ltd.	155,490	1,696,858
Crown Resorts Ltd.	168,696	1,448,140
CSL Ltd.	85,626	15,103,732
Fortescue Metals Group Ltd.	293,088	1,799,134
Goodman Group	351,024	3,480,049
Insurance Australia Group Ltd.	505,236	2,763,774
James Hardie Industries PLC	90,738	1,555,347
Lendlease Group	115,020	1,481,052
Macquarie Group Ltd.	60,066	5,541,941
Medibank Pvt Ltd.	726,330	1,691,369
Mirvac Group	871,170	1,926,618
National Australia Bank Ltd.	511,626	10,084,589
Newcrest Mining Ltd.	156,011	3,364,243
Oil Search Ltd.	268,933	1,326,615
Orica Ltd.	103,518	1,633,199
Origin Energy Ltd.	339,522	1,838,562
QBE Insurance Group Ltd.	279,882	2,429,592
Ramsay Health Care Ltd.	31,950	1,507,599
Rio Tinto Ltd.	64,326	4,027,566
Santos Ltd.	332,280	1,858,866
Scentre Group	1,002,378	2,644,954
Seek Ltd.	87,330	1,364,565
Sonic Healthcare Ltd.	116,724	2,295,101
South32 Ltd.	1,010,046	1,774,472
Stockland	452,838	1,525,596
Suncorp Group Ltd.	253,978	2,353,456
Sydney Airport	396,606	2,399,062
Tabcorp Holdings Ltd.	474,990	1,570,773
Telstra Corp. Ltd.	739,112	1,777,147
Transurban Group	506,088	5,174,253
Treasury Wine Estates Ltd.	157,620	1,907,967
Washington H Soul Pattinson & Co. Ltd.	43,452	650,216

Security	Shares	Value

Australia (continued)
Wesfarmers Ltd.	223,650	$6,126,367
Westpac Banking Corp.	634,314	12,328,071
Woodside Petroleum Ltd.	171,252	3,799,087
Woolworths Group Ltd.	247,080	6,352,826

		194,294,072

Austria — 0.1%
Erste Group Bank AG	49,416	1,745,999
OMV AG	30,246	1,765,484
Raiffeisen Bank International AG	42,600	1,047,964
voestalpine AG	41,748	1,045,635

		5,605,082

Belgium — 0.6%
Ageas	47,286	2,724,250
Anheuser-Busch InBev SA/NV	141,858	11,401,336
Groupe Bruxelles Lambert SA	19,596	1,967,169
KBC Group NV	43,026	3,018,365
Solvay SA	14,484	1,575,511
UCB SA	23,004	1,854,511
Umicore SA	46,439	1,915,404

		24,456,546

Brazil — 1.2%
Ambev SA	852,000	3,688,661
B2W Cia. Digital(a)	48,455	613,171
B3 SA — Brasil, Bolsa, Balcao	426,071	5,134,843
Banco do Brasil SA	170,400	2,043,832
BB Seguridade Participacoes SA	171,000	1,447,008
BR Malls Participacoes SA	236,255	903,376
BRF SA(a)	85,259	754,172
CCR SA	340,800	1,395,664
Cia. de Saneamento Basico do Estado de Sao Paulo	85,200	1,159,233
Cia. Siderurgica Nacional SA	170,400	500,877
Cielo SA	340,824	641,847
Cogna Educacao	348,244	838,860
Embraer SA	170,400	744,099
Engie Brasil Energia SA	85,200	960,580
Hypera SA	127,800	1,092,591
JBS SA	213,000	1,501,039
Klabin SA	170,400	671,514
Localiza Rent a Car SA	127,800	1,374,652
Lojas Renner SA	186,240	2,354,444
Magazine Luiza SA	170,400	1,894,843
Natura Cosmeticos SA	85,200	661,327
Notre Dame Intermedica Participacoes SA	85,200	1,273,416
Petrobras Distribuidora SA	127,800	900,305
Petroleo Brasileiro SA	596,400	4,858,081
Raia Drogasil SA	42,600	1,167,298
Rumo SA(a)	255,600	1,451,694
Suzano SA	127,800	1,039,107
TIM Participacoes SA	255,660	727,291
Ultrapar Participacoes SA	170,400	800,978
Vale SA(a)	553,899	6,512,563

		49,107,366

Canada — 6.7%
Agnico Eagle Mines Ltd.	49,416	3,043,501
Air Canada(a)	56,232	2,006,529
Alimentation Couche-Tard Inc., Class B	169,548	5,095,405
AltaGas Ltd.	40,896	596,163
Aurora Cannabis Inc.(a)(b)	135,894	488,013
Bank of Montreal	122,688	9,101,137

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Bank of Nova Scotia (The)	211,722	$12,168,357
Barrick Gold Corp.	329,724	5,739,784
Bausch Health Companies Inc.(a)	60,918	1,517,446
BCE Inc.	44,304	2,106,071
BlackBerry Ltd.(a)	141,432	744,634
Bombardier Inc., Class B(a)	484,362	611,740
Brookfield Asset Management Inc., Class A	160,602	8,899,185
CAE Inc.	56,232	1,413,127
Cameco Corp.	101,814	910,969
Canadian Imperial Bank of Commerce	74,976	6,406,630
Canadian National Railway Co.	136,320	12,217,823
Canadian Natural Resources Ltd.	219,816	5,554,144
Canadian Pacific Railway Ltd.	28,542	6,504,062
Canadian Tire Corp. Ltd., Class A, NVS	14,058	1,518,694
Canadian Utilities Ltd., Class A, NVS	83,070	2,427,602
Canopy Growth Corp.(a)(b)	40,470	810,724
CCL Industries Inc., Class B, NVS	37,914	1,563,752
Cenovus Energy Inc.	205,332	1,752,825
CGI Inc.(a)	46,860	3,650,114
Constellation Software Inc./Canada	3,834	3,794,562
Cronos Group Inc.(a)(b)	37,914	310,962
Dollarama Inc.	60,492	2,039,335
Empire Co. Ltd., Class A, NVS	47,286	1,258,106
Enbridge Inc.	381,696	13,930,808
Encana Corp.	254,322	998,441
Fairfax Financial Holdings Ltd.	5,112	2,170,271
First Quantum Minerals Ltd.	129,078	1,093,041
Fortis Inc./Canada	79,662	3,316,548
Franco-Nevada Corp.	37,914	3,686,544
George Weston Ltd.	19,184	1,539,128
Gildan Activewear Inc.	35,358	905,236
Great-West Lifeco Inc.	66,067	1,610,017
H&R Real Estate Investment Trust	135,468	2,296,365
Husky Energy Inc.	111,186	778,264
Imperial Oil Ltd.	51,972	1,296,977
Intact Financial Corp.	23,004	2,378,547
Kinross Gold Corp.(a)	316,944	1,543,304
Kirkland Lake Gold Ltd.	41,748	1,964,556
Loblaw Companies Ltd.	34,822	1,860,918
Lundin Mining Corp.	199,794	1,010,865
Magna International Inc.	57,510	3,098,762
Manulife Financial Corp.	364,656	6,805,654
Metro Inc.	53,250	2,256,648
National Bank of Canada	47,712	2,469,183
Nutrien Ltd.	89,460	4,288,717
Onex Corp.	22,713	1,338,051
Open Text Corp.	58,788	2,380,414
Pembina Pipeline Corp.	103,159	3,639,428
Power Corp. of Canada	97,980	2,272,173
Power Financial Corp.	61,792	1,448,011
PrairieSky Royalty Ltd.	67,308	658,562
Restaurant Brands International Inc.	42,174	2,764,966
RioCan REIT	160,176	3,220,947
Rogers Communications Inc., Class B, NVS	70,290	3,316,227
Royal Bank of Canada	257,730	20,832,530
Saputo Inc.	54,528	1,584,791
Shaw Communications Inc., Class B, NVS	86,052	1,759,864
Shopify Inc., Class A(a)	19,596	6,157,529
SNC-Lavalin Group Inc.	57,510	1,041,818
Stars Group Inc. (The)(a)(b)	53,250	1,161,140

Security	Shares	Value

Canada (continued)
Sun Life Financial Inc.	107,778	$4,845,438
Suncor Energy Inc.	306,294	9,125,783
TC Energy Corp.	170,826	8,628,705
Teck Resources Ltd., Class B	92,016	1,457,582
TELUS Corp.	55,806	1,989,205
Thomson Reuters Corp.	43,026	2,897,426
Toronto-Dominion Bank (The)	335,835	19,217,218
Tourmaline Oil Corp.	53,292	458,173
Vermilion Energy Inc.	51,972	688,030
Wheaton Precious Metals Corp.	87,330	2,453,094

		270,887,295

Chile — 0.2%
Aguas Andinas SA, Class A	1,875,678	860,612
Banco de Chile	4,543,716	585,578
Banco de Credito e Inversiones SA	15,973	890,023
Banco Santander Chile	12,092,436	750,821
Cencosud SA	267,528	363,554
Colbun SA	3,447,192	595,218
Empresas CMPC SA	323,760	738,380
Empresas COPEC SA	91,164	815,791
Enel Americas SA	8,818,327	1,648,185
Enel Chile SA	9,421,842	775,469
Itau CorpBanca	41,919,252	254,564
Latam Airlines Group SA	74,124	820,243
SACI Falabella	144,721	737,256

		9,835,694

China — 8.3%
3SBio Inc.(a)(c)	426,000	796,810
51job Inc., ADR(a)	8,946	704,676
58.com Inc., ADR(a)	20,874	1,102,356
AAC Technologies Holdings Inc.(b)	122,000	793,855
Agricultural Bank of China Ltd., Class A	1,029,600	531,999
Agricultural Bank of China Ltd., Class H	4,686,000	1,931,151
Air China Ltd., Class H	858,000	759,728
Alibaba Group Holding Ltd., ADR(a)	268,806	47,489,956
Alibaba Health Information Technology Ltd.(a)(b)	852,000	859,859
Alibaba Pictures Group Ltd.(a)	4,260,000	701,150
Aluminum Corp. of China Ltd., Class H(a)	852,000	253,283
Anhui Conch Cement Co. Ltd., Class H	262,000	1,569,453
ANTA Sports Products Ltd.	427,000	4,184,085
Autohome Inc., ADR(a)(b)	14,484	1,224,767
AviChina Industry & Technology Co. Ltd., Class H	1,290,000	610,626
BAIC Motor Corp. Ltd., Class H(c)	426,000	265,241
Baidu Inc., ADR(a)	47,286	4,816,079
Bank of China Ltd., Class H	14,910,000	6,106,524
Bank of Communications Co. Ltd., Class A	633,600	504,567
Bank of Communications Co. Ltd., Class H	1,278,800	874,538
Baozun Inc., ADR(a)(b)	15,762	685,962
Beijing Capital International Airport Co. Ltd., Class H	858,000	813,369
Beijing Enterprises Water Group Ltd.	2,556,000	1,337,076
Brilliance China Automotive Holdings Ltd.	858,000	950,207
BYD Co. Ltd., Class H(b)	106,000	499,049
China Communications Construction Co. Ltd., Class H	852,000	648,971
China Conch Venture Holdings Ltd.	426,000	1,668,627
China Construction Bank Corp., Class H	18,318,050	14,747,553
China Everbright International Ltd.	1,089,037	823,965
China Everbright Ltd.	852,000	1,265,330
China Evergrande Group	426,000	1,040,310
China First Capital Group Ltd.(a)	852,000	242,413

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Galaxy Securities Co. Ltd., Class H	1,278,000	$653,863
China Gas Holdings Ltd.	340,800	1,454,478
China Hongqiao Group Ltd.	426,000	236,978
China Huishan Dairy Holdings Co. Ltd.(a)(d)	930,700	1,900
China International Capital Corp. Ltd., Class H(c)	511,200	935,301
China Jinmao Holdings Group Ltd.	1,908,000	1,273,185
China Life Insurance Co. Ltd., Class H	1,278,000	3,326,384
China Longyuan Power Group Corp. Ltd., Class H	1,278,000	691,366
China Mengniu Dairy Co. Ltd.	426,000	1,703,956
China Merchants Bank Co. Ltd., Class A	286,300	1,442,747
China Merchants Bank Co. Ltd., Class H	639,093	3,057,783
China Merchants Port Holdings Co. Ltd.	852,000	1,334,902
China Minsheng Banking Corp. Ltd., Class A	1,421,295	1,240,795
China Minsheng Banking Corp. Ltd., Class H	1,279,240	896,057
China Mobile Ltd.	1,278,000	10,403,103
China Molybdenum Co. Ltd., Class H	1,278,000	404,384
China National Building Material Co. Ltd., Class H	856,000	723,008
China Overseas Land & Investment Ltd.	852,000	2,695,893
China Pacific Insurance Group Co. Ltd., Class A	125,397	614,289
China Pacific Insurance Group Co. Ltd., Class H	596,400	2,168,672
China Petroleum & Chemical Corp., Class A	316,898	220,423
China Petroleum & Chemical Corp., Class H	5,113,000	2,935,619
China Railway Construction Corp. Ltd., Class H	213,000	233,173
China Renewable Energy Investment Ltd.(a)(d)	7,401	0	(e)
China Resources Beer Holdings Co. Ltd.	852,000	4,386,261
China Shenhua Energy Co. Ltd., Class H	639,000	1,299,573
China State Construction Engineering Corp. Ltd., Class A	1,504,798	1,119,309
China State Construction International Holdings Ltd.	858,000	790,380
China Taiping Insurance Holdings Co. Ltd.	340,800	769,634
China Telecom Corp. Ltd., Class H	2,556,000	1,089,228
China Tower Corp. Ltd., Class H(c)	8,520,000	1,880,603
China Unicom Hong Kong Ltd.	1,704,000	1,689,281
China United Network Communications Ltd., Class A	1,337,595	1,165,826
China Vanke Co. Ltd., Class A	554,400	2,087,858
China Vanke Co. Ltd., Class H	255,600	934,323
China Yangtze Power Co. Ltd., Class A	459,799	1,165,709
CIFI Holdings Group Co. Ltd.	852,000	570,703
CITIC Ltd.	1,053,000	1,383,812
CITIC Securities Co. Ltd., Class A	501,600	1,545,104
CITIC Securities Co. Ltd., Class H	426,000	784,853
CNOOC Ltd.	3,408,000	5,113,500
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	1,278,000	479,391
Country Garden Holdings Co. Ltd.	1,704,828	2,375,279
Country Garden Services Holdings Co. Ltd.	426,000	1,448,499
CRRC Corp. Ltd., Class A	1,713,793	1,751,586
CRRC Corp. Ltd., Class H	852,000	570,703
CSPC Pharmaceutical Group Ltd.	852,000	2,190,413
Dongfeng Motor Group Co. Ltd., Class H	852,000	856,598
ENN Energy Holdings Ltd.	127,800	1,464,261
Foshan Haitian Flavouring & Food Co. Ltd., Class A	41,799	662,646
Fosun International Ltd.	728,000	954,852
GDS Holdings Ltd., ADR(a)	16,614	692,472
Geely Automobile Holdings Ltd.	852,000	1,619,710
GOME Retail Holdings Ltd.(a)(b)	4,791,320	434,035
Great Wall Motor Co. Ltd., Class H(b)	852,000	693,540
Guangdong Investment Ltd.	852,000	1,847,991
Guangzhou Automobile Group Co. Ltd., Class H	1,202,028	1,203,914
Guangzhou R&F Properties Co. Ltd., Class H	341,200	530,234
Haitong Securities Co. Ltd., Class H	852,000	872,904

Security	Shares	Value

China (continued)
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	316,872	$1,455,120
Hengan International Group Co. Ltd.	213,000	1,489,263
HengTen Networks Group Ltd.(a)(b)	10,224,000	147,404
Huaneng Power International Inc., Class H	1,704,000	810,942
Huazhu Group Ltd., ADR	27,690	1,048,343
Hutchison China MediTech Ltd., ADR(a)	13,632	257,645
Industrial & Commercial Bank of China Ltd., Class A	1,063,400	892,123
Industrial & Commercial Bank of China Ltd., Class H	9,798,285	7,050,835
Industrial Bank Co. Ltd., Class A	396,042	1,052,417
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	158,499	652,477
Inner Mongolia Yitai Coal Co. Ltd., Class B	681,600	595,037
iQIYI Inc., ADR(a)(b)	35,358	616,290
JD.com Inc., ADR(a)	135,894	4,233,098
Jiangsu Hengrui Medicine Co. Ltd., Class A	79,200	1,021,725
Jiangxi Copper Co. Ltd., Class H	852,000	999,002
Kunlun Energy Co. Ltd.	852,000	794,636
Legend Holdings Corp., Class H(c)	127,800	281,764
Lenovo Group Ltd.	1,704,000	1,191,411
Li Ning Co. Ltd.	426,000	1,448,499
Longfor Group Holdings Ltd.(c)	426,000	1,771,897
Luye Pharma Group Ltd.(b)(c)	639,000	473,684
Meitu Inc.(a)(b)(c)	852,000	189,147
Meituan Dianping, Class B(a)	213,000	2,545,064
Midea Group Co. Ltd., Class A	118,800	935,944
Momo Inc., ADR	30,672	1,028,125
NetEase Inc., ADR	13,632	3,896,843
New China Life Insurance Co. Ltd., Class H	213,000	830,237
New Oriental Education & Technology Group Inc., ADR(a)	29,394	3,587,832
NIO Inc., ADR(a)(b)	105,222	152,572
Noah Holdings Ltd., ADR(a)(b)	12,354	374,203
PetroChina Co. Ltd., Class H	4,264,000	2,094,543
PICC Property & Casualty Co. Ltd., Class H	1,260,285	1,599,938
Pinduoduo Inc., ADR(a)	40,044	1,636,999
Ping An Bank Co. Ltd., Class A	334,400	771,840
Ping An Insurance Group Co. of China Ltd., Class A	79,200	990,696
Ping An Insurance Group Co. of China Ltd., Class H	1,065,000	12,331,264
SAIC Motor Corp. Ltd., Class A	250,800	836,635
Semiconductor Manufacturing International Corp.(a)	738,800	941,681
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	867,912	956,439
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	468,600	847,793
Shanghai Pudong Development Bank Co. Ltd., Class A	633,600	1,125,157
Shenzhou International Group Holdings Ltd.	127,800	1,770,810
Shimao Property Holdings Ltd.	426,500	1,433,874
Shui On Land Ltd.	2,982,000	601,141
Sihuan Pharmaceutical Holdings Group Ltd.	1,704,000	223,933
SINA Corp./China(a)	20,022	792,871
Sino Biopharmaceutical Ltd.	1,278,000	1,911,040
Sino-Ocean Group Holding Ltd.	1,116,000	411,503
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,068,000	297,057
Sinopharm Group Co. Ltd., Class H	340,800	1,224,022
SOHO China Ltd.	1,278,000	436,996
Sun Art Retail Group Ltd.	639,000	653,047
Sunac China Holdings Ltd.	426,000	1,940,391
Sunny Optical Technology Group Co. Ltd.	170,400	2,756,768
TAL Education Group, ADR(a)	68,160	2,917,930
Tencent Holdings Ltd.	1,065,000	43,590,849
Tingyi Cayman Islands Holding Corp.	852,000	1,134,884
Trip.com Group Ltd.(a)	79,662	2,628,049

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Vipshop Holdings Ltd., ADR(a)	96,702	$1,115,941
Want Want China Holdings Ltd.	1,704,000	1,439,259
Weibo Corp., ADR(a)(b)	14,910	733,423
Weichai Power Co. Ltd., Class H	426,000	672,886
Wens Foodstuffs Group Co. Ltd., Class A	167,200	956,019
Wuliangye Yibin Co. Ltd., Class A	39,600	742,460
Wuxi Biologics Cayman Inc.(a)(c)	213,000	2,513,811
Xiaomi Corp., Class B(a)(b)(c)	1,192,800	1,354,469
Yanzhou Coal Mining Co. Ltd., Class H	852,000	866,382
Yum China Holdings Inc.	71,994	3,059,745
YY Inc., ADR(a)(b)	13,632	774,843
Zhuzhou CRRC Times Electric Co. Ltd., Class H	170,400	633,752
Zijin Mining Group Co. Ltd., Class A	594,000	284,999
ZTE Corp., Class H(a)	170,400	478,304
ZTO Express Cayman Inc., ADR	63,900	1,405,800

		335,590,601

Colombia — 0.0%
Cementos Argos SA	289,680	654,228
Ecopetrol SA	1,157,869	1,041,884

		1,696,112

Czech Republic — 0.1%
CEZ AS	38,340	875,350
Komercni Banka AS	51,120	1,729,459

		2,604,809

Denmark — 1.2%
AP Moller — Maersk A/S, Class A	1,278	1,534,608
AP Moller — Maersk A/S, Class B, NVS	852	1,086,441
Carlsberg A/S, Class B	17,892	2,518,284
Chr Hansen Holding A/S	19,170	1,472,193
Coloplast A/S, Class B	20,448	2,465,145
Danske Bank A/S	142,710	2,037,192
Demant A/S(a)	33,228	877,399
DSV PANALPINA A/S	34,506	3,349,797
Genmab A/S(a)	12,780	2,786,726
H Lundbeck A/S	16,614	566,984
Novo Nordisk A/S, Class B	321,204	17,550,702
Novozymes A/S, Class B	43,026	2,026,764
Orsted A/S(c)	35,784	3,140,372
Pandora A/S	22,363	1,100,181
Tryg A/S	62,622	1,749,892
Vestas Wind Systems A/S	37,062	3,026,689

		47,289,369

Egypt — 0.0%
Commercial International Bank Egypt SAE	230,748	1,158,029
EISewedy Electric Co.	294,992	245,827

		1,403,856

Finland — 0.8%
Fortum OYJ	87,404	2,134,545
Kone OYJ, Class B	66,882	4,256,150
Metso OYJ	35,784	1,352,572
Neste OYJ	81,792	2,952,892
Nokia OYJ	1,102,488	4,050,977
Nokian Renkaat OYJ	40,470	1,155,850
Nordea Bank Abp	543,150	3,981,886
Nordea Bank Abp, New	8,109	59,311
Orion OYJ, Class B	31,098	1,378,759
Sampo OYJ, Class A	82,644	3,387,495
Stora Enso OYJ, Class R	133,764	1,734,844
UPM-Kymmene OYJ	99,258	3,226,883

Security	Shares	Value

Finland (continued)
Wartsila OYJ Abp	89,034	$939,868

		30,612,032

France — 7.6%
Accor SA	35,867	1,541,379
Aeroports de Paris	8,094	1,538,725
Air Liquide SA	89,034	11,830,302
Airbus SE	111,612	15,990,857
Alstom SA	37,488	1,620,661
Amundi SA(c)	18,744	1,338,352
Arkema SA	18,318	1,872,800
Atos SE	20,874	1,616,659
AXA SA	370,620	9,793,331
BNP Paribas SA	198,090	10,344,974
Bouygues SA	46,008	1,950,496
Bureau Veritas SA	82,644	2,110,500
Capgemini SE	30,900	3,480,110
Carrefour SA	112,464	1,914,053
Casino Guichard Perrachon SA(b)	14,058	758,626
Cie. de Saint-Gobain	95,424	3,882,590
Cie. Generale des Etablissements Michelin SCA	31,098	3,785,170
CNP Assurances	45,156	895,727
Covivio	12,780	1,447,188
Credit Agricole SA	179,346	2,338,022
Danone SA	117,150	9,718,738
Dassault Systemes SE	26,412	4,008,926
Edenred	48,564	2,557,317
Eiffage SA	13,632	1,464,887
Electricite de France SA	105,648	1,090,499
Engie SA	284,568	4,760,589
EssilorLuxottica SA	52,824	8,062,052
Eurofins Scientific SE(b)	2,556	1,295,198
Eutelsat Communications SA	51,546	977,625
Gecina SA	12,782	2,193,226
Getlink SE	138,024	2,311,338
Hermes International	6,069	4,367,220
Iliad SA	6,816	705,677
Ingenico Group SA	13,632	1,456,066
Ipsen SA	9,798	1,043,924
Kering SA	14,484	8,244,364
Legrand SA	51,972	4,057,622
L’Oreal SA	46,860	13,686,743
LVMH Moet Hennessy Louis Vuitton SE	53,676	22,905,500
Natixis SA	259,434	1,189,878
Orange SA	386,808	6,231,475
Pernod Ricard SA	38,340	7,079,104
Peugeot SA	112,890	2,858,970
Publicis Groupe SA	43,878	1,887,120
Remy Cointreau SA	4,260	569,845
Renault SA	34,506	1,761,606
Safran SA	65,178	10,314,747
Sanofi	211,722	19,515,486
Sartorius Stedim Biotech	7,242	1,084,274
Schneider Electric SE	97,128	9,022,129
SCOR SE	44,730	1,885,337
SES SA	76,680	1,485,970
Societe Generale SA	128,652	3,652,856
Sodexo SA	17,040	1,874,454
STMicroelectronics NV	139,728	3,170,754
Suez	80,514	1,255,311
Teleperformance	12,780	2,897,229

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Thales SA	22,578	$2,207,578
TOTAL SA	453,690	23,857,828
Ubisoft Entertainment SA(a)	18,318	1,081,908
Unibail-Rodamco-Westfield	15,988	2,473,103
Unibail-Rodamco-Westfield, New	6,590	1,019,374
Valeo SA	45,156	1,679,613
Veolia Environnement SA	101,896	2,679,445
Vinci SA	101,388	11,379,226
Vivendi SA	184,884	5,148,398
Wendel SA	5,538	784,666
Worldline SA/France(a)(c)	21,300	1,293,915

		306,299,632

Germany — 5.5%
1&1 Drillisch AG(b)	16,614	444,479
adidas AG	34,932	10,789,372
Allianz SE, Registered	80,514	19,671,782
BASF SE	165,714	12,614,289
Bayer AG, Registered	169,548	13,161,497
Bayerische Motoren Werke AG	59,214	4,539,129
Beiersdorf AG	13,206	1,563,938
Brenntag AG	33,308	1,672,204
Carl Zeiss Meditec AG, Bearer	18,744	2,044,124
Commerzbank AG	197,664	1,182,670
Continental AG	18,744	2,506,901
Covestro AG(c)	37,488	1,800,502
Daimler AG, Registered	159,750	9,340,782
Delivery Hero SE(a)(c)	33,654	1,578,063
Deutsche Bank AG, Registered	354,858	2,570,959
Deutsche Boerse AG	39,618	6,141,568
Deutsche Lufthansa AG, Registered	57,936	1,004,772
Deutsche Post AG, Registered	185,736	6,579,123
Deutsche Telekom AG, Registered	642,408	11,300,971
Deutsche Wohnen SE	65,604	2,468,005
E.ON SE	420,462	4,239,154
Fresenius Medical Care AG & Co. KGaA	41,322	2,991,027
Fresenius SE & Co. KGaA	77,958	4,098,644
GEA Group AG	44,304	1,354,816
HeidelbergCement AG	30,672	2,279,685
Henkel AG & Co. KGaA	20,022	1,928,848
HUGO BOSS AG	18,744	788,791
Infineon Technologies AG	220,242	4,270,003
KION Group AG	18,318	1,217,606
LANXESS AG	24,282	1,579,360
Merck KGaA	22,152	2,641,915
METRO AG	54,528	888,179
MTU Aero Engines AG	11,076	2,958,253
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	32,376	8,993,955
Puma SE	25,560	1,923,406
QIAGEN NV(a)	52,824	1,585,890
RWE AG	107,352	3,273,241
SAP SE	188,718	25,012,549
Siemens AG, Registered	146,544	16,901,792
Siemens Healthineers AG(c)	43,026	1,828,636
Symrise AG	17,466	1,681,248
thyssenkrupp AG(b)	88,182	1,258,776
TUI AG	92,442	1,208,161
Uniper SE	51,546	1,606,755
United Internet AG, Registered(f)	34,506	1,039,794
Volkswagen AG	5,538	1,049,723

Security	Shares	Value

Germany (continued)
Vonovia SE	93,294	$4,965,824
Wirecard AG(b)	23,430	2,968,162
Zalando SE(a)(c)	29,820	1,292,489

		220,801,812

Greece — 0.1%
Alpha Bank AE(a)	321,860	686,208
Hellenic Telecommunications Organization SA	19,122	290,136
Jumbo SA	52,668	1,028,284
OPAP SA	52,668	572,901
Titan Cement International SA(a)	14,274	302,571

		2,880,100

Hong Kong — 2.4%
AIA Group Ltd.	2,300,400	23,025,426
ASM Pacific Technology Ltd.	127,800	1,788,747
Bank of East Asia Ltd. (The)	513,000	1,237,059
BOC Hong Kong Holdings Ltd.	639,000	2,201,283
CK Asset Holdings Ltd.	467,060	3,259,653
CK Hutchison Holdings Ltd.	467,060	4,320,381
CLP Holdings Ltd.	426,500	4,426,780
Galaxy Entertainment Group Ltd.	426,000	2,943,198
Hang Seng Bank Ltd.	170,400	3,561,188
Henderson Land Development Co. Ltd.	466,617	2,336,746
Hong Kong & China Gas Co. Ltd.	2,328,766	4,522,222
Hong Kong Exchanges & Clearing Ltd.	256,500	8,017,977
Jardine Matheson Holdings Ltd.	42,600	2,433,312
Jardine Strategic Holdings Ltd.(b)	42,600	1,377,258
Link REIT	426,000	4,644,436
Melco Resorts & Entertainment Ltd., ADR	62,622	1,348,878
MTR Corp. Ltd.	426,000	2,445,871
New World Development Co. Ltd.	1,405,000	2,014,902
Power Assets Holdings Ltd.	439,000	3,133,834
Sands China Ltd.	511,200	2,527,400
SJM Holdings Ltd.	852,000	913,125
Sun Hung Kai Properties Ltd.	213,000	3,231,267
Swire Pacific Ltd., Class A	214,500	2,044,369
Techtronic Industries Co. Ltd.	213,000	1,671,345
WH Group Ltd.(c)	1,704,000	1,808,857
Wharf Holdings Ltd. (The)	426,000	968,565
Wharf Real Estate Investment Co. Ltd.	426,000	2,511,094
Wynn Macau Ltd.	340,800	742,675

		95,457,848

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	113,742	1,125,939
OTP Bank Nyrt	38,340	1,768,620

		2,894,559

Indonesia — 0.5%
Adaro Energy Tbk PT	4,430,400	413,466
Astra International Tbk PT	2,939,400	1,455,356
Bank Central Asia Tbk PT	1,746,600	3,913,270
Bank Mandiri Persero Tbk PT	3,493,284	1,748,260
Bank Rakyat Indonesia Persero Tbk PT	10,990,800	3,296,379
Bank Tabungan Negara Persero Tbk PT	2,470,800	327,398
Barito Pacific Tbk PT	7,242,000	490,126
Charoen Pokphand Indonesia Tbk PT	1,789,200	803,018
Gudang Garam Tbk PT	213,000	851,272
Indah Kiat Pulp & Paper Corp. Tbk PT	766,800	397,412
Indocement Tunggal Prakarsa Tbk PT	468,600	667,664
Kalbe Farma Tbk PT	8,051,400	914,867
Pabrik Kertas Tjiwi Kimia Tbk PT	383,400	288,840

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Perusahaan Gas Negara Tbk PT	3,280,500	$493,115
Semen Indonesia Persero Tbk PT	1,065,200	959,947
Telekomunikasi Indonesia Persero Tbk PT	9,968,400	2,918,724
Unilever Indonesia Tbk PT	426,000	1,326,982
United Tractors Tbk PT	468,645	723,650

		21,989,746

Ireland — 0.4%
AIB Group PLC	187,440	600,586
Bank of Ireland Group PLC	183,641	883,439
CRH PLC(a)	150,535	5,488,425
Flutter Entertainment PLC	16,614	1,716,750
Irish Bank Resolution Corp. Ltd.(a)(d)	64,486	1
Kerry Group PLC, Class A	28,542	3,451,770
Kingspan Group PLC	31,524	1,633,987
Smurfit Kappa Group PLC	41,748	1,392,628

		15,167,586

Israel — 0.4%
Bank Hapoalim BM	226,632	1,813,159
Bank Leumi Le-Israel BM	315,666	2,298,815
Check Point Software Technologies Ltd.(a)(b)	24,892	2,798,110
CyberArk Software Ltd.(a)(b)	9,798	995,281
Elbit Systems Ltd.	10,650	1,745,505
Israel Chemicals Ltd.	220,242	978,214
Nice Ltd.(a)	15,762	2,492,539
Teva Pharmaceutical Industries Ltd., ADR(a)	197,664	1,610,962
Wix.com Ltd.(a)	11,076	1,352,047

		16,084,632

Italy — 1.5%
Assicurazioni Generali SpA	206,610	4,189,421
Atlantia SpA	98,406	2,430,678
CNH Industrial NV	200,220	2,177,465
Davide Campari-Milano SpA	154,638	1,417,268
Enel SpA	1,497,816	11,597,013
Eni SpA	476,268	7,210,401
Ferrari NV	24,708	3,954,270
Fiat Chrysler Automobiles NV	213,000	3,309,760
FinecoBank Banca Fineco SpA	65,849	741,991
Intesa Sanpaolo SpA	2,780,928	6,968,314
Leonardo SpA	65,436	759,969
Mediobanca Banca di Credito Finanziario SpA	149,100	1,771,558
Moncler SpA	53,676	2,068,382
Prysmian SpA	65,738	1,518,885
Snam SpA	426,426	2,188,415
Telecom Italia SpA/Milano(a)	1,990,272	1,165,069
Telecom Italia SpA/Milano, NVS	1,127,208	652,427
Tenaris SA	94,572	955,281
Terna Rete Elettrica Nazionale SpA	490,326	3,240,620
UniCredit SpA	352,302	4,468,146

		62,785,333

Japan — 16.6%
Acom Co. Ltd.	383,400	1,549,843
Advantest Corp.	42,600	1,948,633
Aeon Co. Ltd.	127,800	2,583,072
AEON Financial Service Co. Ltd.	42,600	654,142
Aeon Mall Co. Ltd.	85,200	1,368,181
AGC Inc./Japan	42,600	1,509,255
Aisin Seiki Co. Ltd.	42,700	1,722,141
Ajinomoto Co. Inc.	127,800	2,434,708
Alps Alpine Co. Ltd.	42,600	923,680

Security	Shares	Value

Japan (continued)
ANA Holdings Inc.	42,600	$1,466,696
Asahi Group Holdings Ltd.	85,200	4,279,506
Asahi Kasei Corp.	298,200	3,341,837
Astellas Pharma Inc.	383,400	6,591,267
Bandai Namco Holdings Inc.	42,600	2,627,601
Bridgestone Corp.	127,800	5,347,018
Brother Industries Ltd.	85,200	1,619,592
Canon Inc.	213,000	5,836,048
Casio Computer Co. Ltd.	85,200	1,391,036
Central Japan Railway Co.	25,800	5,320,855
Chubu Electric Power Co. Inc.	170,400	2,562,187
Chugai Pharmaceutical Co. Ltd.	42,600	3,605,661
Chugoku Electric Power Co. Inc. (The)	170,400	2,271,370
Coca-Cola Bottlers Japan Holdings Inc.	42,600	972,149
Concordia Financial Group Ltd.	298,200	1,230,259
Credit Saison Co. Ltd.	42,600	621,829
Dai-ichi Life Holdings Inc.	213,000	3,517,983
Daiichi Sankyo Co. Ltd.	127,800	8,440,794
Daikin Industries Ltd.	42,600	6,001,554
Daito Trust Construction Co. Ltd.	4,000	531,705
Daiwa House Industry Co. Ltd.	85,200	2,943,638
Daiwa Securities Group Inc.	426,000	1,929,718
Denso Corp.	85,200	3,989,477
Dentsu Inc.	42,600	1,532,899
East Japan Railway Co.	42,600	3,881,110
Eisai Co. Ltd.	42,700	3,115,257
Electric Power Development Co. Ltd.	85,200	2,075,915
FANUC Corp.	42,600	8,511,725
Fast Retailing Co. Ltd.	9,500	5,892,188
FUJIFILM Holdings Corp.	85,200	3,767,226
Fujitsu Ltd.	42,600	3,791,264
Hino Motors Ltd.	170,400	1,626,685
Hitachi Construction Machinery Co. Ltd.	42,600	1,112,829
Hitachi High-Technologies Corp.	42,600	2,663,855
Hitachi Ltd.	170,400	6,413,742
Honda Motor Co. Ltd.	255,600	6,955,971
Hoya Corp.	85,200	7,568,342
Hulic Co. Ltd.	127,800	1,396,159
Idemitsu Kosan Co. Ltd.	42,672	1,265,101
IHI Corp.	42,600	1,064,360
Inpex Corp.	213,000	1,987,054
Isetan Mitsukoshi Holdings Ltd.	127,800	1,026,136
Isuzu Motors Ltd.	127,800	1,498,418
ITOCHU Corp.	213,000	4,474,566
Japan Exchange Group Inc.	146,700	2,441,268
Japan Post Holdings Co. Ltd.	298,200	2,747,396
Japan Prime Realty Investment Corp.	426	2,045,178
Japan Retail Fund Investment Corp.	1,215	2,832,246
Japan Tobacco Inc.	213,000	4,839,073
JFE Holdings Inc.	127,900	1,617,310
JSR Corp.	85,200	1,614,863
JTEKT Corp.	85,200	1,098,643
JXTG Holdings Inc.	681,600	3,211,757
Kakaku.com Inc.	42,600	994,217
Kansai Electric Power Co. Inc. (The)	170,400	1,993,162
Kao Corp.	85,200	6,891,345
Kawasaki Heavy Industries Ltd.	42,600	1,033,623
KDDI Corp.	340,800	9,454,319
Keyence Corp.	17,400	11,076,897
Kikkoman Corp.	42,600	2,060,941

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kintetsu Group Holdings Co. Ltd.	42,600	$2,328,902
Kirin Holdings Co. Ltd.	170,400	3,633,245
Kobe Steel Ltd.	127,800	695,124
Komatsu Ltd.	170,400	4,033,612
Konica Minolta Inc.	170,400	1,259,420
Kubota Corp.	193,400	3,098,550
Kuraray Co. Ltd.	127,800	1,534,475
Kurita Water Industries Ltd.	85,200	2,474,705
Kyocera Corp.	42,600	2,814,386
Kyowa Kirin Co. Ltd.	85,200	1,573,093
Kyushu Electric Power Co. Inc.	127,800	1,279,123
Lion Corp.	42,600	896,095
M3 Inc.	85,200	2,052,271
Makita Corp.	42,600	1,452,116
Marubeni Corp.	383,400	2,715,949
Mazda Motor Corp.	170,400	1,584,127
Mebuki Financial Group Inc.	681,600	1,746,480
MEIJI Holdings Co. Ltd.	42,690	3,088,070
MINEBEA MITSUMI Inc.	85,200	1,639,295
MISUMI Group Inc.	85,200	2,162,609
Mitsubishi Chemical Holdings Corp.	340,800	2,618,459
Mitsubishi Corp.	255,600	6,535,113
Mitsubishi Electric Corp.	383,400	5,520,208
Mitsubishi Estate Co. Ltd.	229,000	4,464,340
Mitsubishi Heavy Industries Ltd.	42,600	1,734,658
Mitsubishi Motors Corp.	170,400	784,970
Mitsubishi UFJ Financial Group Inc.	2,317,000	12,212,447
Mitsui & Co. Ltd.	340,800	5,887,276
Mitsui Chemicals Inc.	85,200	2,051,483
Mitsui Fudosan Co. Ltd.	170,400	4,383,538
Mitsui OSK Lines Ltd.	42,600	1,172,727
Mizuho Financial Group Inc.	4,728,600	7,383,448
MS&AD Insurance Group Holdings Inc.	105,300	3,417,952
Murata Manufacturing Co. Ltd.	127,800	6,931,145
Nabtesco Corp.	42,900	1,388,927
NEC Corp.	34,200	1,360,344
Nexon Co. Ltd.(a)	127,800	1,483,641
Nidec Corp.	42,600	6,338,476
Nikon Corp.	85,200	1,095,491
Nintendo Co. Ltd.	17,500	6,251,792
Nippon Building Fund Inc.	444	3,367,837
Nippon Paint Holdings Co. Ltd.	42,600	2,344,665
Nippon Steel Corp.	170,486	2,509,861
Nippon Telegraph & Telephone Corp.	127,800	6,355,421
Nippon Yusen KK	85,200	1,547,085
Nissan Motor Co. Ltd.	426,000	2,716,659
Nisshin Seifun Group Inc.	85,225	1,694,961
Nissin Foods Holdings Co. Ltd.	42,600	3,231,303
Nitto Denko Corp.	42,900	2,396,892
Nomura Holdings Inc.	725,200	3,322,617
Nomura Real Estate Holdings Inc.	85,200	2,028,628
Nomura Real Estate Master Fund Inc.	1,278	2,441,210
NSK Ltd.	127,800	1,201,099
NTT DOCOMO Inc.	298,200	8,206,327
Olympus Corp.	213,000	2,916,054
Omron Corp.	42,600	2,521,993
Ono Pharmaceutical Co. Ltd.	86,700	1,641,690
Oriental Land Co. Ltd./Japan(b)	42,600	6,259,664
ORIX Corp.	255,600	4,034,794
Osaka Gas Co. Ltd.	85,200	1,673,184

Security	Shares	Value

Japan (continued)
Otsuka Holdings Co. Ltd.	85,200	$3,576,501
Pan Pacific International Holdings Corp.	170,400	2,690,651
Panasonic Corp.	426,000	3,613,148
Rakuten Inc.	213,000	2,045,178
Recruit Holdings Co. Ltd.	255,600	8,537,733
Renesas Electronics Corp.(a)	170,400	1,166,422
Resona Holdings Inc.	553,800	2,433,841
Ricoh Co. Ltd.	127,800	1,146,718
Rohm Co. Ltd.	42,600	3,412,571
Santen Pharmaceutical Co. Ltd.	127,800	2,275,704
SBI Holdings Inc./Japan	59,400	1,302,234
Secom Co. Ltd.	42,900	3,994,158
Sekisui House Ltd.	127,800	2,768,675
Seven & i Holdings Co. Ltd.	127,800	4,846,954
Seven Bank Ltd.	340,800	993,035
Sharp Corp./Japan(b)	42,600	496,123
Shimadzu Corp.	42,600	1,149,871
Shimano Inc.	8,000	1,339,439
Shin-Etsu Chemical Co. Ltd.	85,200	9,583,572
Shinsei Bank Ltd.	127,800	2,012,077
Shionogi & Co. Ltd.	42,600	2,568,492
Shiseido Co. Ltd.	85,200	7,067,884
SMC Corp./Japan	4,600	2,007,992
Softbank Corp.	298,200	4,096,268
SoftBank Group Corp.	340,800	13,208,936
Sompo Holdings Inc.	42,600	1,684,218
Sony Corp.	255,600	15,663,938
Stanley Electric Co. Ltd.	85,200	2,388,012
Subaru Corp.	127,800	3,691,961
SUMCO Corp.	42,600	717,586
Sumitomo Chemical Co. Ltd.	426,000	1,966,366
Sumitomo Corp.	222,600	3,630,210
Sumitomo Dainippon Pharma Co. Ltd.	42,600	749,505
Sumitomo Electric Industries Ltd.	170,400	2,358,851
Sumitomo Heavy Industries Ltd.	42,600	1,337,838
Sumitomo Metal Mining Co. Ltd.	42,600	1,440,688
Sumitomo Mitsui Financial Group Inc.	255,600	9,173,748
Sumitomo Mitsui Trust Holdings Inc.	85,200	3,133,576
Sumitomo Realty & Development Co. Ltd.	42,600	1,553,784
Sumitomo Rubber Industries Ltd.	127,800	1,705,891
Suzuki Motor Corp.	42,600	2,024,293
Sysmex Corp.	42,600	2,792,713
T&D Holdings Inc.	129,000	1,455,807
Taisei Corp.	42,600	1,694,464
Taiyo Nippon Sanso Corp.	59,400	1,402,237
Takeda Pharmaceutical Co. Ltd.	298,213	10,835,583
TDK Corp.	42,900	4,297,738
Terumo Corp.	127,800	4,196,753
Tohoku Electric Power Co. Inc.	127,800	1,316,953
Tokio Marine Holdings Inc.	127,800	6,937,056
Tokyo Electric Power Co. Holdings Inc.(a)	340,800	1,582,550
Tokyo Electron Ltd.	42,900	8,760,164
Tokyo Gas Co. Ltd.	85,200	2,085,373
Tokyu Corp.	85,200	1,616,440
Tokyu Fudosan Holdings Corp.	255,600	1,704,709
Toray Industries Inc.	340,800	2,429,625
Toshiba Corp.	127,900	4,383,419
Toyo Seikan Group Holdings Ltd.	85,200	1,361,088
Toyo Suisan Kaisha Ltd.	42,600	1,796,920
Toyota Industries Corp.	42,700	2,591,110

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyota Motor Corp.	426,000	$29,720,105
Toyota Tsusho Corp.	85,200	2,971,222
Trend Micro Inc./Japan	42,600	2,167,337
Unicharm Corp.	85,200	2,907,385
United Urban Investment Corp.	1,278	2,577,161
USS Co. Ltd.	127,800	2,489,679
West Japan Railway Co.	42,600	3,710,876
Yakult Honsha Co. Ltd.	42,600	2,451,061
Yamada Denki Co. Ltd.	298,200	1,442,659
Yamaha Motor Co. Ltd.	85,200	1,686,582
Yamato Holdings Co. Ltd.	85,200	1,437,536
Yaskawa Electric Corp.	43,800	1,693,576
Yokogawa Electric Corp.	85,200	1,573,881
Z Holdings Corp.	639,000	1,974,247
ZOZO Inc.(b)	42,600	997,369

		670,792,521

Malaysia — 0.5%
Alliance Bank Malaysia Bhd	981,000	676,147
Axiata Group Bhd	639,000	657,580
British American Tobacco Malaysia Bhd	41,800	188,268
CIMB Group Holdings Bhd	894,600	1,124,004
Dialog Group Bhd	852,000	709,575
DiGi.Com Bhd	937,200	1,054,168
Gamuda Bhd	426,000	381,295
Genting Bhd	468,600	651,565
Genting Malaysia Bhd	553,800	425,439
Hartalega Holdings Bhd	383,400	482,634
Hong Leong Bank Bhd	255,600	1,053,352
Hong Leong Financial Group Bhd	127,800	532,793
IHH Healthcare Bhd	639,000	871,676
IOI Corp. Bhd	724,200	757,390
Kuala Lumpur Kepong Bhd	85,200	441,649
Malayan Banking Bhd	340,800	701,419
Malaysia Airports Holdings Bhd	319,000	604,638
Maxis Bhd	681,600	879,221
Petronas Chemicals Group Bhd	766,800	1,370,826
Petronas Dagangan Bhd	127,800	720,586
Petronas Gas Bhd	213,000	848,228
PPB Group Bhd	213,000	922,652
Public Bank Bhd	426,040	2,069,789
RHB Bank Bhd	383,495	527,724
RHB Capital Bhd(a)(d)	141,000	0	(e)
Sime Darby Bhd	596,400	323,999
Sime Darby Plantation Bhd	596,400	700,807
Sime Darby Property Bhd	405,000	70,270
Tenaga Nasional Bhd	511,200	1,695,640
YTL Corp. Bhd	863,454	179,779

		21,623,113

Mexico — 0.6%
Alfa SAB de CV, Class A	1,320,600	1,148,947
America Movil SAB de CV, Series L, NVS	6,219,600	4,944,017
Cemex SAB de CV, CPO, NVS	2,939,408	1,108,487
Fibra Uno Administracion SA de CV	613,300	934,729
Fomento Economico Mexicano SAB de CV	383,400	3,413,644
Grupo Aeroportuario del Sureste SAB de CV, Class B	89,460	1,471,900
Grupo Financiero Banorte SAB de CV, Class O	468,600	2,566,399
Grupo Financiero Inbursa SAB de CV, Class O	979,800	1,221,428
Grupo Mexico SAB de CV, Series B	681,629	1,801,489
Grupo Televisa SAB, CPO	553,800	1,227,072

Security	Shares	Value

Mexico (continued)
Industrias Penoles SAB de CV	51,120	$615,509
Kimberly-Clark de Mexico SAB de CV, Class A	809,400	1,637,629
Wal-Mart de Mexico SAB de CV	1,235,400	3,719,990

		25,811,240

Netherlands — 2.6%
ABN AMRO Bank NV, CVA(c)	73,272	1,364,340
Adyen NV(a)(c)	2,130	1,495,666
Aegon NV	457,950	1,980,296
AerCap Holdings NV(a)	27,217	1,575,320
Akzo Nobel NV	45,582	4,197,963
ArcelorMittal	118,428	1,748,004
ASML Holding NV	78,810	20,662,239
EXOR NV	25,134	1,926,961
Heineken Holding NV	22,152	2,110,566
Heineken NV	46,008	4,694,537
ING Groep NV	726,330	8,207,027
Koninklijke Ahold Delhaize NV	219,816	5,474,935
Koninklijke DSM NV	38,340	4,544,742
Koninklijke KPN NV	706,734	2,191,942
Koninklijke Philips NV	183,180	8,025,408
NN Group NV	57,936	2,208,623
NXP Semiconductors NV	58,362	6,634,592
Prosus NV(a)	101,388	6,993,813
Unilever NV	259,860	15,350,891
Wolters Kluwer NV	60,918	4,486,931

		105,874,796

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(b)	154,638	1,289,201
Auckland International Airport Ltd.	250,488	1,493,933
Fletcher Building Ltd.	217,686	639,377
Ryman Healthcare Ltd.	165,714	1,371,976
Spark New Zealand Ltd.	620,256	1,782,010

		6,576,497

Norway — 0.4%
Aker BP ASA	36,210	1,001,363
DNB ASA	153,360	2,791,188
Equinor ASA	162,306	3,007,042
Gjensidige Forsikring ASA	94,572	1,770,675
Mowi ASA	77,017	1,880,714
Norsk Hydro ASA	298,626	1,055,463
Orkla ASA	193,929	1,865,953
Schibsted ASA, Class B	24,708	691,088
Telenor ASA	116,724	2,188,607
Yara International ASA	36,654	1,428,840

		17,680,933

Pakistan — 0.0%
MCB Bank Ltd.	298,200	331,289

Peru — 0.1%
Credicorp Ltd.	14,484	3,100,155

Philippines — 0.3%
Ayala Land Inc.	2,295,420	2,196,131
Bank of the Philippine Islands	779,586	1,490,193
BDO Unibank Inc.	383,400	1,170,335
International Container Terminal Services Inc.	230,040	538,097
JG Summit Holdings Inc.	971,280	1,459,456
Jollibee Foods Corp.	319,530	1,460,853
Metropolitan Bank & Trust Co.	880,928	1,173,529
PLDT Inc.	23,430	507,892

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
SM Prime Holdings Inc.	2,556,000	$1,964,410

		11,960,896

Poland — 0.3%
Alior Bank SA(a)	33,654	237,827
Bank Millennium SA(a)	288,402	464,543
Bank Polska Kasa Opieki SA	25,560	722,246
CD Projekt SA	17,892	1,182,326
Cyfrowy Polsat SA	108,204	785,649
KGHM Polska Miedz SA(a)	31,950	700,471
mBank SA(a)	7,330	733,576
Polski Koncern Naftowy ORLEN SA	53,250	1,457,222
Polskie Gornictwo Naftowe i Gazownictwo SA	526,536	649,233
Powszechna Kasa Oszczednosci Bank Polski SA	152,082	1,519,624
Powszechny Zaklad Ubezpieczen SA	98,406	953,107
Santander Bank Polska SA	10,650	874,333

		10,280,157

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(d)	4	0	(e)
EDP — Energias de Portugal SA	465,241	1,915,281
Galp Energia SGPS SA	94,998	1,513,460
Jeronimo Martins SGPS SA	66,882	1,122,612

		4,551,353

Qatar — 0.2%
Commercial Bank PSQC (The)	485,640	570,171
Industries Qatar QSC	251,340	721,252
Masraf Al Rayan QSC	1,968,120	2,015,140
Mesaieed Petrochemical Holding Co.	732,720	500,150
Ooredoo QPSC	278,541	555,181
Qatar Electricity & Water Co. QSC	127,800	551,328
Qatar Insurance Co. SAQ	358,834	300,784
Qatar Islamic Bank SAQ	188,292	782,472
Qatar National Bank QPSC	745,500	3,908,150

		9,904,628

Russia — 1.0%
Alrosa PJSC	555,940	646,516
Gazprom PJSC, ADR	975,966	7,811,632
LUKOIL PJSC, ADR, New	62,622	5,764,981
Magnit PJSC, GDR(f)	89,496	1,016,674
MMC Norilsk Nickel PJSC, ADR	138,024	3,828,096
Mobile TeleSystems PJSC, ADR	163,584	1,464,077
Novatek PJSC, GDR(f)	20,022	4,284,708
PhosAgro PJSC, GDR(f)	145,692	1,832,805
Rosneft Oil Co. PJSC, GDR	264,546	1,751,824
Sberbank of Russia PJSC	426,253	1,562,675
Sberbank of Russia PJSC, ADR	387,928	5,702,542
Surgutneftegas PJSC, ADR, New	348,481	2,306,944
Tatneft PJSC, ADR	49,416	3,459,120
VTB Bank PJSC, GDR(f)	647,520	860,554

		42,293,148

Saudi Arabia — 0.6%
Advanced Petrochemical Co.	26,241	325,362
Al Rajhi Bank	268,380	4,322,361
Alinma Bank	251,766	1,407,092
Bank AlBilad	86,052	569,045
Bank Al-Jazira	90,312	314,020
Banque Saudi Fransi	132,486	1,190,512
Etihad Etisalat Co.(a)	63,048	377,585
Jarir Marketing Co.	23,856	1,007,597
National Commercial Bank	226,206	2,623,780

Security	Shares	Value

Saudi Arabia (continued)
Riyad Bank	226,206	$1,339,032
Sahara International Petrochemical Co.	66,456	291,320
Samba Financial Group	133,764	987,991
Saudi Arabian Fertilizer Co.	45,156	940,374
Saudi Arabian Mining Co.(a)	90,312	1,021,046
Saudi Basic Industries Corp.	150,804	3,526,521
Saudi British Bank (The)	67,308	585,084
Saudi Cement Co.	19,170	350,655
Saudi Electricity Co.	202,350	1,121,199
Saudi Industrial Investment Group	40,044	225,083
Saudi Telecom Co.	94,998	2,426,688
Yanbu National Petrochemical Co.	42,174	560,026

		25,512,373

Singapore — 0.9%
Ascendas REIT	1,040,316	2,423,161
CapitaLand Commercial Trust	1,250,205	1,883,185
CapitaLand Ltd.	567,300	1,500,628
CapitaLand Mall Trust	519,300	969,192
ComfortDelGro Corp. Ltd.	766,800	1,295,889
DBS Group Holdings Ltd.	298,200	5,696,903
Genting Singapore Ltd.	1,150,200	794,436
Golden Agri-Resources Ltd.	1,618,800	243,840
Keppel Corp. Ltd.(b)	383,400	1,932,565
Oversea-Chinese Banking Corp. Ltd.	530,475	4,272,020
Sembcorp Industries Ltd.	468,600	788,489
Singapore Airlines Ltd.(b)	255,600	1,767,292
Singapore Exchange Ltd.	158,400	1,040,520
Singapore Telecommunications Ltd.	1,278,000	3,098,865
Suntec REIT	852,000	1,164,422
United Overseas Bank Ltd.	206,000	4,061,119
Venture Corp. Ltd.	85,200	991,011
Wilmar International Ltd.	383,400	1,056,431
Yangzijiang Shipbuilding Holdings Ltd.(b)	809,400	567,969

		35,547,937

South Africa — 1.2%
Absa Group Ltd.	63,474	652,627
Anglo American Platinum Ltd.	14,058	1,052,406
AngloGold Ashanti Ltd.	83,070	1,821,987
Aspen Pharmacare Holdings Ltd.(a)	83,070	581,796
Bid Corp. Ltd.	71,142	1,664,837
Bidvest Group Ltd. (The)	79,236	1,083,903
Clicks Group Ltd.	72,420	1,181,624
Exxaro Resources Ltd.	69,012	564,933
FirstRand Ltd.	579,786	2,513,362
Foschini Group Ltd. (The)	85,200	984,154
Gold Fields Ltd.	207,888	1,282,644
Growthpoint Properties Ltd.	964,890	1,416,252
Investec Ltd.	186,588	1,064,271
Kumba Iron Ore Ltd.	8,520	208,131
Momentum Metropolitan Holdings	526,962	706,651
Mr. Price Group Ltd.	72,420	768,262
MTN Group Ltd.	305,016	1,895,074
MultiChoice Group Ltd.(a)	100,110	837,578
Naspers Ltd., Class N	82,644	11,771,729
Nedbank Group Ltd.	38,219	581,474
NEPI Rockcastle PLC	85,200	743,771
Old Mutual Ltd.	1,021,548	1,332,587
PSG Group Ltd.	50,694	794,728
Rand Merchant Investment Holdings Ltd.	419,184	830,938

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Redefine Properties Ltd.	2,175,582	$1,088,982
Reinet Investments SCA	30,246	569,380
Remgro Ltd.	94,572	1,087,828
RMB Holdings Ltd.	247,506	1,305,759
Sanlam Ltd.	270,936	1,431,167
Sappi Ltd.	185,310	477,315
Sasol Ltd.	83,922	1,528,017
Shoprite Holdings Ltd.	88,608	796,522
Standard Bank Group Ltd.	207,888	2,394,021
Tiger Brands Ltd.	40,044	570,508
Truworths International Ltd.	148,674	528,726
Vodacom Group Ltd.	99,258	868,800
Woolworths Holdings Ltd./South Africa	239,838	915,344

		49,898,088

South Korea — 3.1%
Amorepacific Corp.(b)	7,668	1,265,423
AMOREPACIFIC Group	9,798	712,459
BGF retail Co. Ltd.	2,982	456,226
BNK Financial Group Inc.	108,630	648,914
Celltrion Healthcare Co. Ltd.(a)(b)	13,206	625,425
Celltrion Inc.(a)	16,188	2,782,758
Celltrion Pharm Inc.(a)	7,242	248,984
CJ CheilJedang Corp.	2,997	588,607
CJ Corp.	4,268	302,276
CJ ENM Co. Ltd.	2,982	422,906
Daelim Industrial Co. Ltd.	10,224	799,677
DB Insurance Co. Ltd.	15,336	665,665
E-MART Inc.	5,538	530,738
Fila Korea Ltd.	11,928	590,531
GS Holdings Corp.	16,782	716,169
Hana Financial Group Inc.	51,088	1,479,793
Hankook Tire & Technology Co. Ltd.	17,040	454,761
Hanmi Pharm Co. Ltd.	1,877	538,037
Hanmi Science Co. Ltd.	7,242	271,392
HDC Holdings Co. Ltd.	1	10
HDC Hyundai Development Co-Engineering & Construction, Class E	10,224	271,978
Helixmith Co. Ltd.(a)	4,523	376,317
HLB Inc.(a)(b)	12,780	1,845,408
Hotel Shilla Co. Ltd.	8,520	567,536
Hyundai Engineering & Construction Co. Ltd.	20,448	754,860
Hyundai Glovis Co. Ltd.	5,112	663,468
Hyundai Heavy Industries Holdings Co. Ltd.	2,189	642,523
Hyundai Marine & Fire Insurance Co. Ltd.	18,334	397,897
Hyundai Mobis Co. Ltd.	12,780	2,614,328
Hyundai Motor Co.	28,116	2,948,259
Hyundai Steel Co.	17,892	489,033
Industrial Bank of Korea	54,954	557,357
Kakao Corp.	10,650	1,295,264
Kangwon Land Inc.	37,914	1,021,620
KB Financial Group Inc.	61,770	2,227,213
Kia Motors Corp.	35,358	1,293,122
Korea Aerospace Industries Ltd.	18,318	598,293
Korea Electric Power Corp.(a)	43,452	950,495
Korea Gas Corp.	6,816	230,237
Korea Investment Holdings Co. Ltd.	17,466	1,017,830
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	8,520	893,412
Korea Zinc Co. Ltd.	2,130	795,466
KT&G Corp.	15,762	1,354,764
LG Chem Ltd.	9,376	2,478,078

Security	Shares	Value

South Korea (continued)
LG Corp.	21,300	$1,270,549
LG Display Co. Ltd.(a)	48,990	574,768
LG Electronics Inc.	19,596	1,126,797
LG Household & Health Care Ltd.	2,130	2,308,591
Lotte Chemical Corp.	4,260	831,166
Lotte Corp.	15,762	494,489
Lotte Shopping Co. Ltd.	2,982	319,102
Medy-Tox Inc.	1,329	376,956
Mirae Asset Daewoo Co. Ltd.	106,500	654,497
NAVER Corp.	25,560	3,602,940
NCSoft Corp.	3,879	1,720,370
Netmarble Corp.(a)(b)(c)	8,520	658,342
OCI Co. Ltd.	5,550	300,052
Orion Corp./Republic of Korea	5,538	504,558
Pearl Abyss Corp.(a)(b)	2,130	396,543
POSCO	12,780	2,323,237
S-1 Corp.	7,668	617,553
Samsung Biologics Co. Ltd.(a)(c)	3,408	1,167,294
Samsung C&T Corp.	14,120	1,213,632
Samsung Electro-Mechanics Co. Ltd.	13,635	1,324,298
Samsung Electronics Co. Ltd.	900,564	39,011,926
Samsung Fire & Marine Insurance Co. Ltd.	5,964	1,109,808
Samsung Heavy Industries Co. Ltd.(a)	67,734	422,082
Samsung Life Insurance Co. Ltd.	14,484	878,912
Samsung SDI Co. Ltd.	11,076	2,165,791
Samsung SDS Co. Ltd.	7,668	1,328,035
Samsung Securities Co. Ltd.	23,483	678,180
Shinhan Financial Group Co. Ltd.	66,744	2,438,111
Shinsegae Inc.	2,556	518,472
SillaJen Inc.(a)	13,632	225,550
SK Holdings Co. Ltd.	3,834	851,854
SK Hynix Inc.	102,240	7,205,879
SK Innovation Co. Ltd.	8,094	1,113,103
SK Telecom Co. Ltd.	4,260	867,781
S-Oil Corp.	11,088	950,169
Woongjin Coway Co. Ltd.	14,058	1,109,222
Woori Financial Group Inc.	88,608	894,876
Yuhan Corp.	2,556	493,207

		124,434,201

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	63,709	2,586,491
Aena SME SA(c)	12,355	2,267,446
Amadeus IT Group SA	88,608	6,558,078
Banco Bilbao Vizcaya Argentaria SA	1,212,396	6,388,378
Banco de Sabadell SA	1,268,369	1,392,133
Banco Santander SA	2,927,898	11,739,841
Banco Santander SA, New(a)	225,385	895,215
Bankia SA	463,062	882,379
Bankinter SA	184,884	1,278,849
CaixaBank SA	663,282	1,898,077
Cellnex Telecom SA(c)	44,730	1,929,252
Cellnex Telecom SA(a)	12,978	559,755
Endesa SA	59,214	1,611,916
Ferrovial SA	110,173	3,252,320
Grifols SA	55,813	1,798,294
Iberdrola SA	1,171,143	12,031,047
Industria de Diseno Textil SA	202,350	6,309,765
Naturgy Energy Group SA	66,882	1,821,400
Red Electrica Corp. SA	67,320	1,355,656
Repsol SA	283,385	4,647,532

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Siemens Gamesa Renewable Energy SA	69,012	$948,942
Telefonica SA	830,275	6,368,290

		78,521,056

Sweden — 1.7%
Alfa Laval AB	69,864	1,617,830
Assa Abloy AB, Class B	198,942	4,728,700
Atlas Copco AB, Class A	160,176	5,670,992
Atlas Copco AB, Class B	42,600	1,322,531
Boliden AB	48,138	1,297,347
Electrolux AB, Series B	58,788	1,546,844
Epiroc AB, Class A	158,046	1,781,530
Epiroc AB, Class B	42,600	464,279
Essity AB, Class B	116,298	3,637,066
Hennes & Mauritz AB, Class B	157,194	3,291,769
Hexagon AB, Class B	50,268	2,571,759
Husqvarna AB, Class B	158,472	1,214,903
Investor AB, Class B	80,088	4,110,679
Lundin Petroleum AB	47,286	1,564,699
Millicom International Cellular SA, SDR	18,374	839,143
Sandvik AB	228,762	4,044,882
Securitas AB, Class B	128,654	2,061,818
Skandinaviska Enskilda Banken AB, Class A	307,146	2,949,581
Skanska AB, Class B	101,814	2,171,697
Svenska Handelsbanken AB, Class A	254,322	2,551,588
Swedbank AB, Class A	164,862	2,310,974
Swedish Match AB	36,636	1,723,367
Tele2 AB, Class B	150,378	2,154,768
Telefonaktiebolaget LM Ericsson, Class B	599,382	5,248,318
Telia Co. AB	486,492	2,143,548
Volvo AB, Class B	275,196	4,124,669

		67,145,281

Switzerland — 6.2%
ABB Ltd., Registered	342,930	7,190,496
Adecco Group AG, Registered	29,820	1,767,290
Alcon Inc.(a)	83,070	4,904,645
Barry Callebaut AG, Registered	852	1,795,957
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	515	3,825,640
Cie. Financiere Richemont SA, Registered	96,702	7,604,839
Coca-Cola HBC AG	48,138	1,463,828
Credit Suisse Group AG, Registered	472,393	5,854,944
Dufry AG, Registered	15,762	1,367,025
Geberit AG, Registered	8,094	4,106,264
Givaudan SA, Registered	1,869	5,487,198
Julius Baer Group Ltd.	43,878	1,935,212
Kuehne + Nagel International AG, Registered	11,502	1,857,455
LafargeHolcim Ltd., Registered	89,034	4,590,879
Lonza Group AG, Registered	14,484	5,210,864
Nestle SA, Registered	578,508	61,746,605
Novartis AG, Registered	408,108	35,605,795
Partners Group Holding AG	3,834	2,988,713
Roche Holding AG, NVS	133,338	40,106,125
Schindler Holding AG, Participation Certificates, NVS	5,538	1,353,702
Schindler Holding AG, Registered	8,094	1,912,866
SGS SA, Registered	852	2,217,316
Sika AG, Registered	25,560	4,390,595
Sonova Holding AG, Registered	11,502	2,634,357
Straumann Holding AG, Registered	1,704	1,519,310
Swatch Group AG (The), Bearer	7,242	2,003,614

Security	Shares	Value

Switzerland (continued)
Swiss Life Holding AG, Registered	7,320	$3,658,702
Swiss Prime Site AG, Registered	19,596	2,017,688
Swiss Re AG	48,564	5,084,025
Swisscom AG, Registered	5,112	2,611,044
Temenos AG, Registered	12,780	1,822,939
UBS Group AG, Registered	716,958	8,457,452
Vifor Pharma AG	9,372	1,472,641
Zurich Insurance Group AG	29,820	11,649,972

		252,215,997

Taiwan — 3.1%
Acer Inc.	852,792	498,668
ASE Technology Holding Co. Ltd.	585,762	1,529,807
Asia Cement Corp.	868,440	1,228,178
AU Optronics Corp.	3,408,000	873,258
Cathay Financial Holding Co. Ltd.	1,278,318	1,692,358
Chang Hwa Commercial Bank Ltd.	3,910,094	3,050,697
China Development Financial Holding Corp.	4,274,000	1,333,848
China Steel Corp.	2,172,288	1,673,433
Chunghwa Telecom Co. Ltd.	426,000	1,567,385
Compal Electronics Inc.	2,982,000	1,782,901
CTBC Financial Holding Co. Ltd.	3,408,036	2,373,495
Delta Electronics Inc.	426,000	1,875,265
E.Sun Financial Holding Co. Ltd.	2,730,508	2,471,231
Far EasTone Telecommunications Co. Ltd.	852,000	2,043,199
First Financial Holding Co. Ltd.	3,834,028	2,815,017
Formosa Chemicals & Fibre Corp.	431,340	1,255,456
Formosa Petrochemical Corp.	426,000	1,356,068
Formosa Plastics Corp.	858,960	2,759,688
Fubon Financial Holding Co. Ltd.	1,278,000	1,870,367
Highwealth Construction Corp.	649,080	996,846
Hon Hai Precision Industry Co. Ltd.	2,556,377	6,768,745
Hua Nan Financial Holdings Co. Ltd.	4,686,429	3,371,587
Innolux Corp.	2,982,688	663,353
Largan Precision Co. Ltd.	18,000	2,643,189
MediaTek Inc.	160,000	2,144,511
Mega Financial Holding Co. Ltd.	1,777,195	1,745,639
Nan Ya Plastics Corp.	855,840	2,024,293
Pegatron Corp.	426,000	829,875
Quanta Computer Inc.	852,000	1,637,358
Shin Kong Financial Holding Co. Ltd.	3,913,461	1,236,757
SinoPac Financial Holdings Co. Ltd.	6,816,600	2,799,149
Synnex Technology International Corp.	852,750	1,018,297
Taishin Financial Holding Co. Ltd.	3,158,718	1,468,302
Taiwan Business Bank	6,257,349	2,641,446
Taiwan Cement Corp.	980,168	1,302,469
Taiwan Cooperative Financial Holding Co. Ltd.	5,095,892	3,507,135
Taiwan Mobile Co. Ltd.	426,000	1,588,377
Taiwan Semiconductor Manufacturing Co. Ltd.	4,686,000	45,950,986
Uni-President Enterprises Corp.	941,972	2,327,041
United Microelectronics Corp.	2,982,000	1,371,462
Vanguard International Semiconductor Corp.	584,000	1,250,860
Winbond Electronics Corp.	1,278,000	720,018
Yuanta Financial Holding Co. Ltd.	2,556,067	1,599,615

		125,657,629

Thailand — 0.7%
Advanced Info Service PCL, NVDR	213,000	1,615,400
Airports of Thailand PCL, NVDR	766,800	1,987,154
Bangkok Expressway & Metro PCL, NVDR	4,047,000	1,447,511
Berli Jucker PCL, NVDR	553,800	894,113

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
BTS Group Holdings PCL, NVDR	5,034,500	$2,234,221
Central Pattana PCL, NVDR	724,200	1,534,983
Charoen Pokphand Foods PCL, NVDR	1,278,000	1,068,703
CP ALL PCL, NVDR	979,800	2,531,028
Indorama Ventures PCL, NVDR	774,688	718,373
Intouch Holdings PCL, NVDR	766,800	1,676,066
Kasikornbank PCL, Foreign	340,800	1,574,486
Land & Houses PCL, NVDR	1,100,100	353,402
Minor International PCL, NVDR	766,820	914,241
PTT Exploration & Production PCL, NVDR	263,999	1,053,548
PTT Global Chemical PCL, NVDR	426,601	720,538
PTT PCL, NVDR	1,831,800	2,745,122
Siam Cement PCL (The), NVDR	127,800	1,553,323
Siam Commercial Bank PCL (The), NVDR	298,200	1,106,090
Thai Oil PCL, NVDR	383,400	869,777
TMB Bank PCL, NVDR	7,156,800	341,308
Total Access Communication PCL, NVDR	383,400	787,243
True Corp. PCL, NVDR	3,109,834	514,958

		28,241,588

Turkey — 0.1%
Akbank T.A.S.(a)	532,926	644,637
Anadolu Efes Biracilik Ve Malt Sanayii AS	39,192	131,931
Arcelik AS(a)	89,460	277,500
BIM Birlesik Magazalar AS	144,330	1,195,560
Eregli Demir ve Celik Fabrikalari TAS	337,392	386,262
Haci Omer Sabanci Holding AS	180,624	261,488
KOC Holding AS	143,562	470,703
Tupras Turkiye Petrol Rafinerileri AS	31,950	696,322
Turk Hava Yollari AO(a)	172,996	352,500
Turkiye Garanti Bankasi AS(a)	451,134	726,546
Turkiye Is Bankasi AS, Class C(a)	253,470	257,350

		5,400,799

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	589,158	1,251,207
Aldar Properties PJSC	1,473,987	943,114
DP World PLC	47,814	635,448
Emaar Properties PJSC	1,071,549	1,245,784
Emirates Telecommunications Group Co. PJSC	432,816	1,951,490
First Abu Dhabi Bank PJSC	258,582	1,071,558

		7,098,601

United Kingdom — 10.6%
3i Group PLC	211,764	3,090,973
Anglo American PLC	187,014	4,795,392
Ashtead Group PLC	102,240	3,106,368
Associated British Foods PLC	65,604	1,889,685
AstraZeneca PLC	250,914	24,354,436
Auto Trader Group PLC(c)	276,474	2,011,311
Aviva PLC	752,321	4,041,984
BAE Systems PLC	583,620	4,351,484
Barclays PLC	3,261,882	7,082,624
Barratt Developments PLC	210,444	1,718,848
Berkeley Group Holdings PLC	37,914	2,159,161
BP PLC	3,879,582	24,563,721
British American Tobacco PLC	435,798	15,237,180
British Land Co. PLC (The)	201,924	1,621,563
BT Group PLC	1,669,681	4,422,678
Bunzl PLC	70,716	1,837,450
Burberry Group PLC	77,958	2,061,938
Carnival PLC	34,087	1,363,836

Security	Shares	Value

United Kingdom (continued)
Centrica PLC	1,161,339	$1,090,411
Coca-Cola European Partners PLC	52,398	2,803,817
Compass Group PLC	301,182	8,012,834
DCC PLC	20,448	1,914,624
Diageo PLC(b)	476,268	19,502,510
Evraz PLC	100,536	477,703
Experian PLC	219,816	6,906,245
Ferguson PLC	46,434	3,957,235
Fresnillo PLC	59,800	549,406
G4S PLC	443,892	1,187,851
GlaxoSmithKline PLC	945,720	21,643,436
Glencore PLC	2,004,756	6,035,296
GVC Holdings PLC	115,446	1,329,545
Hargreaves Lansdown PLC	62,196	1,426,134
HSBC Holdings PLC	3,811,422	28,753,426
Imperial Brands PLC	176,790	3,871,638
Informa PLC	325,038	3,259,642
InterContinental Hotels Group PLC	47,712	2,877,051
Intertek Group PLC	31,098	2,153,687
ITV PLC	926,124	1,602,865
J Sainsbury PLC	396,180	1,043,256
John Wood Group PLC	136,320	596,754
Johnson Matthey PLC	42,600	1,692,318
Kingfisher PLC	474,990	1,273,527
Land Securities Group PLC	77,532	943,068
Legal & General Group PLC	1,013,028	3,456,731
Lloyds Banking Group PLC	13,523,796	9,939,876
London Stock Exchange Group PLC	61,344	5,520,022
M&G PLC(a)	499,272	1,381,271
Marks & Spencer Group PLC	553,674	1,300,364
Melrose Industries PLC	1,042,848	2,875,666
Micro Focus International PLC	68,533	940,026
Mondi PLC	94,572	1,954,958
National Grid PLC	665,412	7,760,577
Next PLC	29,820	2,539,800
NMC Health PLC(b)	30,672	866,423
Ocado Group PLC(a)	87,756	1,509,162
Pearson PLC	174,784	1,542,934
Persimmon PLC	69,438	2,045,946
Prudential PLC	499,272	8,712,086
Reckitt Benckiser Group PLC	132,486	10,224,490
RELX PLC	387,660	9,320,318
Rentokil Initial PLC	393,624	2,314,992
Rio Tinto PLC	224,928	11,683,014
Rolls-Royce Holdings PLC	355,284	3,259,537
Royal Bank of Scotland Group PLC	974,688	2,682,669
Royal Dutch Shell PLC, Class A	872,022	25,197,078
Royal Dutch Shell PLC, Class B	688,842	19,770,387
Sage Group PLC (The)	273,066	2,543,393
Smith & Nephew PLC	180,624	3,862,344
SSE PLC	209,166	3,473,929
Standard Chartered PLC	528,666	4,795,495
Standard Life Aberdeen PLC	454,116	1,783,444
Taylor Wimpey PLC	750,612	1,607,487
Tesco PLC	1,868,452	5,686,608
Unilever PLC	227,058	13,581,500
United Utilities Group PLC	162,306	1,827,627
Vodafone Group PLC	5,043,840	10,273,065
Weir Group PLC (The)	61,344	1,068,839
Whitbread PLC	35,784	1,880,424

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Wm Morrison Supermarkets PLC	611,310	$1,572,972
WPP PLC	247,506	3,084,865

		428,455,230

Total Common Stocks — 95.7% (Cost: $3,863,273,721)		3,878,553,254

Investment Companies

India — 2.3%
iShares MSCI India ETF(g)	2,699,714	93,545,090

Total Investment Companies — 2.3% (Cost: $93,730,582)		93,545,090

Preferred Stocks

Brazil — 0.8%
Banco Bradesco SA, Preference Shares, NVS	1,022,477	8,957,881
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	127,800	1,304,933
Cia. Brasileira de Distribuicao, Preference Shares, NVS	42,600	880,673
Cia. Energetica de Minas Gerais, Preference Shares, NVS	219,234	745,452
Gerdau SA, Preference Shares, NVS	340,800	1,140,132
Itau Unibanco Holding SA, Preference Shares, NVS	894,695	8,074,631
Itausa-Investimentos Itau SA, Preference Shares, NVS	766,821	2,618,851
Lojas Americanas SA, Preference Shares, NVS	213,000	1,060,649
Petroleo Brasileiro SA, Preference Shares, NVS	766,800	5,804,865
Telefonica Brasil SA, Preference Shares, NVS	91,300	1,207,205

		31,795,272

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares, NVS	22,578	600,236

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	124,818	1,630,043

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	34,446	3,580,879
Porsche Automobil Holding SE, Preference Shares, NVS	35,784	2,634,881
Sartorius AG, Preference Shares, NVS	8,520	1,655,831
Volkswagen AG, Preference Shares, NVS	35,360	6,734,013

		14,605,604

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,320,600	776,639

South Korea — 0.2%
Hyundai Motor Co., Series 2, Preference Shares, NVS	852	58,072

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	162,732	$5,741,672

		5,799,744

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares(a)	16,343,064	21,148

Total Preferred Stocks — 1.4% (Cost: $42,680,439)		55,228,686

Rights

China — 0.0%
Legend Holdings Corp., Class H, New (Expires )(a)	9,138	0	(e)

Thailand — 0.0%
TMB Bank PCL, (Expires 11/19/19)(a)	4,954,403	6,563

Total Rights — 0.0% (Cost: $0)		6,563

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(g)(h)(i)	39,661,107	39,680,938
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(g)(h)	5,426,000	5,426,000

		45,106,938

Total Short-Term Investments — 1.1% (Cost: $45,095,041)		45,106,938

Total Investments in Securities — 100.5% (Cost: $4,044,779,783)		4,072,440,531

Other Assets, Less Liabilities — (0.5)%		(21,381,009)

Net Assets — 100.0%		$4,051,059,522

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ex U.S. ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at	Shares		Shares		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	07/31/19	Purchased		Sold		10/31/19	10/31/19	Income		Gain (Loss)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	42,000,405	—		(2,339,298	)(a)	39,661,107	$39,680,938	$268,239	(b)	$(29)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,174,000	252,000	(a)	—		5,426,000	5,426,000	27,512		—	—
iShares MSCI India ETF	2,602,620	97,094		—		2,699,714	93,545,090	—		—	4,483,648

							$138,652,028	$295,751		$(29)	$4,483,648

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

	Number of	Expiration	Notional Amount	Value/ Unrealized Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
MSCI EAFE E-Mini	157	12/20/19	$15,364	$390,284
MSCI Emerging Markets E-Mini	113	12/20/19	5,884	56,472

				$446,756

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,878,551,353	$—	$1,901	$3,878,553,254
Investment Companies	93,545,090	—	—	93,545,090
Preferred Stocks	55,228,686	—	—	55,228,686
Rights	—	6,563	—	6,563
Money Market Funds	45,106,938	—	—	45,106,938

	$4,072,432,067	$6,563	$1,901	$4,072,440,531

Derivative financial instruments(a)
Assets
Futures Contracts	$446,756	$—	$—	$446,756

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt